Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses
	December 31, 2021	December 31, 2020

Deferred bonus and salaries payable	$3,173,739	$2,078,958
Research and development expenses payable	519,012	750,989
Professional fees payable	166,190	185,838
Cost of healthcare services payable	142,968	104,457
Insurance expenses payable	35,010	33,152
Others	135,646	87,378
	$4,172,565	$3,240,772